Taxes on Income (Details Textual) € in Thousands, R$ in Thousands, ₪ in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Taxes on Income (Textual)
Nominal tax liability		₪ 4.8
Net deferred tax assets		₪ 207.0				₪ 175.0
Applicable tax rate		24.00%	24.00%	24.00%	24.00%	25.00%		26.50%
Deferred taxes in respect of prior years								₪ 75.0
Recognized tax income		₪ (327.0)	$ (94)			₪ 153.0	[1]	₪ (253.0)	[1]
Subsidiaries [Member]
Taxes on Income (Textual)
Recognized tax income		₪ 421.0
Canadian resident subsidiaries [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		Expires between 2032-2033.	Expires between 2032-2033.	Expires between 2032-2033.	Expires between 2032-2033.
Net deferred tax assets		₪ 3.0
Carry-forward losses for tax		₪ 35.0
Carry-forward losses, term		16 years	16 years	16 years	16 years
Finnish Resident Subsidiary [Member]
Taxes on Income (Textual)
Net deferred tax assets		₪ 73.0
Carry-forward losses for tax		430.0				645.0
Jersey Island Resident Subsidiary [Member]
Taxes on Income (Textual)
Net deferred tax assets		20.0
Carry-forward losses for tax		₪ 1,900.0				₪ 1,900.0
Bottom of range [Member]
Taxes on Income (Textual)
Applicable tax rate		6.80%	6.80%	6.80%	6.80%
Top of range [Member]
Taxes on Income (Textual)
Applicable tax rate		2.40%	2.40%	2.40%	2.40%
Israel [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		In December 2016, the Economic Efficiency Law (Legislation Amendments for the Implementation of the Economic Policy for Budget Years 2017 and 2018), 2016 was approved. The law provides, inter alia, for the reduction of the corporate tax rate from 25% to 24%, with effect from January 1, 2017 and to 23% commencing on January 1, 2018.	In December 2016, the Economic Efficiency Law (Legislation Amendments for the Implementation of the Economic Policy for Budget Years 2017 and 2018), 2016 was approved. The law provides, inter alia, for the reduction of the corporate tax rate from 25% to 24%, with effect from January 1, 2017 and to 23% commencing on January 1, 2018.	In December 2016, the Economic Efficiency Law (Legislation Amendments for the Implementation of the Economic Policy for Budget Years 2017 and 2018), 2016 was approved. The law provides, inter alia, for the reduction of the corporate tax rate from 25% to 24%, with effect from January 1, 2017 and to 23% commencing on January 1, 2018.	In December 2016, the Economic Efficiency Law (Legislation Amendments for the Implementation of the Economic Policy for Budget Years 2017 and 2018), 2016 was approved. The law provides, inter alia, for the reduction of the corporate tax rate from 25% to 24%, with effect from January 1, 2017 and to 23% commencing on January 1, 2018.
U.S [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period	Effect from January 1, 2018.	The remaining U.S. resident Group companies are subject to corporate tax at the normal rates in the U.S. (Federal tax at a rate of up to 35% and State and City taxes). Upon distribution of dividends from the U.S. to the company, 12.5% reduced withholding tax rate applies in accordance with the tax treaty between Israel and the U.S., provided that the company holds at least 10% of the distributing company.	The remaining U.S. resident Group companies are subject to corporate tax at the normal rates in the U.S. (Federal tax at a rate of up to 35% and State and City taxes). Upon distribution of dividends from the U.S. to the company, 12.5% reduced withholding tax rate applies in accordance with the tax treaty between Israel and the U.S., provided that the company holds at least 10% of the distributing company.	The remaining U.S. resident Group companies are subject to corporate tax at the normal rates in the U.S. (Federal tax at a rate of up to 35% and State and City taxes). Upon distribution of dividends from the U.S. to the company, 12.5% reduced withholding tax rate applies in accordance with the tax treaty between Israel and the U.S., provided that the company holds at least 10% of the distributing company.	The remaining U.S. resident Group companies are subject to corporate tax at the normal rates in the U.S. (Federal tax at a rate of up to 35% and State and City taxes). Upon distribution of dividends from the U.S. to the company, 12.5% reduced withholding tax rate applies in accordance with the tax treaty between Israel and the U.S., provided that the company holds at least 10% of the distributing company.
Percentage of interest		10.00%	10.00%	10.00%	10.00%
Corporate tax on income, percentage	21.00%	35.00%	35.00%	35.00%	35.00%
Tax benefit		₪ 426.0
Canada [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		On January 1, 2017, a new treaty came into effect that reduces the aforesaid rates of withholding of tax at source (hereafter - "the New Treaty")., Pursuant to the New Treaty, the rate of tax to be withheld at source on dividend distribution was reduced to 5% for recipient companies with holdings in excess of 25%, and the rate of tax to be withheld at source on interest was reduced to 10% (or 5% for interest payable to financial institutions).	On January 1, 2017, a new treaty came into effect that reduces the aforesaid rates of withholding of tax at source (hereafter - "the New Treaty")., Pursuant to the New Treaty, the rate of tax to be withheld at source on dividend distribution was reduced to 5% for recipient companies with holdings in excess of 25%, and the rate of tax to be withheld at source on interest was reduced to 10% (or 5% for interest payable to financial institutions).	On January 1, 2017, a new treaty came into effect that reduces the aforesaid rates of withholding of tax at source (hereafter - "the New Treaty")., Pursuant to the New Treaty, the rate of tax to be withheld at source on dividend distribution was reduced to 5% for recipient companies with holdings in excess of 25%, and the rate of tax to be withheld at source on interest was reduced to 10% (or 5% for interest payable to financial institutions).	On January 1, 2017, a new treaty came into effect that reduces the aforesaid rates of withholding of tax at source (hereafter - "the New Treaty")., Pursuant to the New Treaty, the rate of tax to be withheld at source on dividend distribution was reduced to 5% for recipient companies with holdings in excess of 25%, and the rate of tax to be withheld at source on interest was reduced to 10% (or 5% for interest payable to financial institutions).
Tax rate on dividend, percentage		15.00%	15.00%	15.00%	15.00%
Withholding tax		25.00%	25.00%	25.00%	25.00%
Canada [Member] | Bottom of range [Member]
Taxes on Income (Textual)
Corporate tax on income, percentage		25.00%	25.00%	25.00%	25.00%
Canada [Member] | Top of range [Member]
Taxes on Income (Textual)
Corporate tax on income, percentage		31.00%	31.00%	31.00%	31.00%
Finland [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		The corporate tax rate in Finland in 2017 is 20%. The dividend withholding tax rate upon distribution from Finland to Israel is 5% pursuant to the tax treaty between Israel and Finland (only if the share of holding is higher than 10%, otherwise the withholding tax rate is 15%). Due to the change of legislation in Finland, starting from January 1, 2014 the withholding tax will apply also on return of capital.	The corporate tax rate in Finland in 2017 is 20%. The dividend withholding tax rate upon distribution from Finland to Israel is 5% pursuant to the tax treaty between Israel and Finland (only if the share of holding is higher than 10%, otherwise the withholding tax rate is 15%). Due to the change of legislation in Finland, starting from January 1, 2014 the withholding tax will apply also on return of capital.	The corporate tax rate in Finland in 2017 is 20%. The dividend withholding tax rate upon distribution from Finland to Israel is 5% pursuant to the tax treaty between Israel and Finland (only if the share of holding is higher than 10%, otherwise the withholding tax rate is 15%). Due to the change of legislation in Finland, starting from January 1, 2014 the withholding tax will apply also on return of capital.	The corporate tax rate in Finland in 2017 is 20%. The dividend withholding tax rate upon distribution from Finland to Israel is 5% pursuant to the tax treaty between Israel and Finland (only if the share of holding is higher than 10%, otherwise the withholding tax rate is 15%). Due to the change of legislation in Finland, starting from January 1, 2014 the withholding tax will apply also on return of capital.
Corporate tax on income, percentage		20.00%	20.00%	20.00%	20.00%
Norway [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		The corporate tax rate in Norway in 2016 is 25% starting 2017 the corporate tax reduced to 24%. Usually, under domestic law, the tax rate on a dividend distribution from Norway is 25%. A lower tax rate might be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).	The corporate tax rate in Norway in 2016 is 25% starting 2017 the corporate tax reduced to 24%. Usually, under domestic law, the tax rate on a dividend distribution from Norway is 25%. A lower tax rate might be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).	The corporate tax rate in Norway in 2016 is 25% starting 2017 the corporate tax reduced to 24%. Usually, under domestic law, the tax rate on a dividend distribution from Norway is 25%. A lower tax rate might be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).	The corporate tax rate in Norway in 2016 is 25% starting 2017 the corporate tax reduced to 24%. Usually, under domestic law, the tax rate on a dividend distribution from Norway is 25%. A lower tax rate might be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).
Corporate tax on income, percentage		24.00%	24.00%	24.00%	24.00%	25.00%
Applicable tax rate		24.00%	24.00%	24.00%	24.00%	25.00%
Sweden [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		Tax rate for dividends distribution by a Swedish resident company under the domestic law is 30%. Reduced tax rate may be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).	Tax rate for dividends distribution by a Swedish resident company under the domestic law is 30%. Reduced tax rate may be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).	Tax rate for dividends distribution by a Swedish resident company under the domestic law is 30%. Reduced tax rate may be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).	Tax rate for dividends distribution by a Swedish resident company under the domestic law is 30%. Reduced tax rate may be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).
Corporate tax on income, percentage		22.00%	22.00%	22.00%	22.00%
Netherlands [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		According to the tax treaty between Israel and Netherlands, in 2017, distribution of dividends to an Israeli resident company by a Dutch resident company will be subject to withholding tax of 5% in the Netherlands (only if the share of holding is higher than 25%, otherwise the withholding tax rate is 15%). Additionally, following a change in legislation in Netherlands, starting January 1, 2018, the rate of tax to be withheld at a source on dividend distribution reduce to 0%, under certain conditions.	According to the tax treaty between Israel and Netherlands, in 2017, distribution of dividends to an Israeli resident company by a Dutch resident company will be subject to withholding tax of 5% in the Netherlands (only if the share of holding is higher than 25%, otherwise the withholding tax rate is 15%). Additionally, following a change in legislation in Netherlands, starting January 1, 2018, the rate of tax to be withheld at a source on dividend distribution reduce to 0%, under certain conditions.	According to the tax treaty between Israel and Netherlands, in 2017, distribution of dividends to an Israeli resident company by a Dutch resident company will be subject to withholding tax of 5% in the Netherlands (only if the share of holding is higher than 25%, otherwise the withholding tax rate is 15%). Additionally, following a change in legislation in Netherlands, starting January 1, 2018, the rate of tax to be withheld at a source on dividend distribution reduce to 0%, under certain conditions.	According to the tax treaty between Israel and Netherlands, in 2017, distribution of dividends to an Israeli resident company by a Dutch resident company will be subject to withholding tax of 5% in the Netherlands (only if the share of holding is higher than 25%, otherwise the withholding tax rate is 15%). Additionally, following a change in legislation in Netherlands, starting January 1, 2018, the rate of tax to be withheld at a source on dividend distribution reduce to 0%, under certain conditions.
Corporate tax on income, percentage		25.00%	25.00%	25.00%	25.00%
Corporate tax applies income | €				€ 200
Applicable tax rate		20.00%	20.00%	20.00%	20.00%
Netherlands [Member] | January 1, 2018 [Member]
Taxes on Income (Textual)
Corporate tax applies income | €				€ 250
Germany [Member]
Taxes on Income (Textual)
Corporate tax on income, percentage		15.825%	15.825%	15.825%	15.825%
Tax rate effect of revenues exempt from taxation		95.00%	95.00%	95.00%	95.00%
Jersey Island [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		The corporate tax rate on the Island of Jersey is 0% (except in relation to specific fields of activity which are subject to tax at a rate of 10% or 20%). The rate of tax to be withheld at a source on dividend distribution from Jersey to Israel is usually 0% and capital gains are not taxed in Jersey.	The corporate tax rate on the Island of Jersey is 0% (except in relation to specific fields of activity which are subject to tax at a rate of 10% or 20%). The rate of tax to be withheld at a source on dividend distribution from Jersey to Israel is usually 0% and capital gains are not taxed in Jersey.	The corporate tax rate on the Island of Jersey is 0% (except in relation to specific fields of activity which are subject to tax at a rate of 10% or 20%). The rate of tax to be withheld at a source on dividend distribution from Jersey to Israel is usually 0% and capital gains are not taxed in Jersey.	The corporate tax rate on the Island of Jersey is 0% (except in relation to specific fields of activity which are subject to tax at a rate of 10% or 20%). The rate of tax to be withheld at a source on dividend distribution from Jersey to Israel is usually 0% and capital gains are not taxed in Jersey.
Tax rate on dividend, percentage		0.00%	0.00%	0.00%	0.00%
Expense (income) on discontinued operations		₪ 149.0
Jersey Island [Member] | Bottom of range [Member]
Taxes on Income (Textual)
Corporate tax on income, percentage		15.50%	15.50%	15.50%	15.50%
Jersey Island [Member] | Top of range [Member]
Taxes on Income (Textual)
Corporate tax on income, percentage		20.00%	20.00%	20.00%	20.00%
Poland [Member]
Taxes on Income (Textual)
Explanation of changes in applicable tax rates to previous accounting period		Furthermore, commencing on January 1, 2018, minimum alternative tax will be imposed on commercial properties at the rate of 0.42% of the cost of the property for tax purposes. This tax will only apply to properties with a value in excess of PLN 10 million, and us allowed as a deduction for tax purposes.	Furthermore, commencing on January 1, 2018, minimum alternative tax will be imposed on commercial properties at the rate of 0.42% of the cost of the property for tax purposes. This tax will only apply to properties with a value in excess of PLN 10 million, and us allowed as a deduction for tax purposes.	Furthermore, commencing on January 1, 2018, minimum alternative tax will be imposed on commercial properties at the rate of 0.42% of the cost of the property for tax purposes. This tax will only apply to properties with a value in excess of PLN 10 million, and us allowed as a deduction for tax purposes.	Furthermore, commencing on January 1, 2018, minimum alternative tax will be imposed on commercial properties at the rate of 0.42% of the cost of the property for tax purposes. This tax will only apply to properties with a value in excess of PLN 10 million, and us allowed as a deduction for tax purposes.
Tax rate on dividend, percentage		19.00%	19.00%	19.00%	19.00%
Applicable tax rate		19.00%	19.00%	19.00%	19.00%
Brazil [Member]
Taxes on Income (Textual)
Corporate tax on income, percentage		34.00%	34.00%	34.00%	34.00%
Corporate tax applies income | R$					R$ 240
Percentage of local tax rate		20.00%	20.00%	20.00%	20.00%
Tax rate on dividend, percentage		0.00%	0.00%	0.00%	0.00%
Tax rate effect of foreign tax rates		15.00%	15.00%	15.00%	15.00%
Poland and Czech Republic [Member]
Taxes on Income (Textual)
Applicable tax rate		19.00%	19.00%	19.00%	19.00%
Slovakia [Member]
Taxes on Income (Textual)
Applicable tax rate		21.00%	21.00%	21.00%	21.00%

[1]	Reclassified, refer to note 2ff.